Note 9 - Income (Loss) per Common Share - Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Income (loss) from continuing operations	$ 164,653	$ 25,672	$ 258,059	$ 50,235	$ (40,247)
Income (loss) from discontinued operations	(183,681)	3,200	63,653	(14,433)	(43,970)
Preferred stock dividends	(132)	(138)	(552)	(552)	(552)
Net income (loss) applicable to common stockholders	$ (19,160)	$ 28,734	$ 321,160	$ 35,250	$ (84,769)
Basic weighted average common shares	670,392	632,047	651,965	620,848	605,668
Dilutive units	4,762	2,661	3,803	1,687	0
Diluted weighted average common shares	675,154	634,708	655,768	622,535	605,668
Income from continuing operations after preferred dividends	$ 0.25	$ 0.04	$ 0.39	$ 0.08	$ (0.07)
Income (loss) from discontinued operations	(0.27)	0.01	0.1	(0.02)	(0.07)
Basic net income (loss) per common share after preferred dividends	(0.03)	0.05	0.49	0.06	(0.14)
Income from continuing operations after preferred dividends	0.24	0.04	0.39	0.08	(0.07)
Income (loss) from discontinued operations	(0.28)	0.01	0.1	(0.02)	(0.07)
Diluted net income (loss) per common share after preferred dividends	$ (0.03)	$ 0.05	$ 0.49	$ 0.06	$ (0.14)